Shareholder Report, Holdings (Details)	Jun. 30, 2024
Alabama Tax-Free Income Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Alabama Tax-Free Income Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Alabama Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Alabama Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Alabama Tax-Free Income Series | Liabilities in excess of assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.79%)
Alabama Tax-Free Income Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Alabama Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Alabama Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Alabama Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Alabama Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
Alabama Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
Alabama Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.97%
Alabama Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.29%
Alabama Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.85%
Kentucky Tax-Free Income Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Kentucky Tax-Free Income Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.17%
Kentucky Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%
Kentucky Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Kentucky Tax-Free Income Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Kentucky Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Kentucky Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.01%
Kentucky Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Kentucky Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
Kentucky Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Kentucky Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Kentucky Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Kentucky Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
Kentucky Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kentucky Tax-Free Income Series | Ad Valorem Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Kentucky Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Kentucky Tax-Free Income Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kentucky Tax-Free Short-to-Medium Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
Kentucky Tax-Free Short-to-Medium Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.96%
Kentucky Tax-Free Short-to-Medium Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
Kentucky Tax-Free Short-to-Medium Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Kentucky Tax-Free Short-to-Medium Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Kentucky Tax-Free Short-to-Medium Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
Kentucky Tax-Free Short-to-Medium Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Kentucky Tax-Free Short-to-Medium Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Kentucky Tax-Free Short-to-Medium Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Kentucky Tax-Free Short-to-Medium Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
Kentucky Tax-Free Short-to-Medium Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
Kentucky Tax-Free Short-to-Medium Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Kentucky Tax-Free Short-to-Medium Series | Ad Valorem Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Kentucky Tax-Free Short-to-Medium Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Kentucky Tax-Free Short-to-Medium Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Mississippi Tax-Free Income Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
Mississippi Tax-Free Income Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.42%
Mississippi Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Mississippi Tax-Free Income Series | Liabilities in excess of assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Mississippi Tax-Free Income Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Mississippi Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Mississippi Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.11%
Mississippi Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Mississippi Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Mississippi Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.89%
Mississippi Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Mississippi Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Mississippi Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Mississippi Tax-Free Income Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Mississippi Tax-Free Income Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
North Carolina Tax-Free Income Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
North Carolina Tax-Free Income Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.78%
North Carolina Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
North Carolina Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
North Carolina Tax-Free Income Series | Baa2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
North Carolina Tax-Free Income Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
North Carolina Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
North Carolina Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
North Carolina Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
North Carolina Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.56%
North Carolina Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
North Carolina Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
North Carolina Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
North Carolina Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.69%
North Carolina Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
North Carolina Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
North Carolina Tax-Free Income Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
North Carolina Tax-Free Short-to-Medium Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
North Carolina Tax-Free Short-to-Medium Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.15%
North Carolina Tax-Free Short-to-Medium Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.32%
North Carolina Tax-Free Short-to-Medium Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
North Carolina Tax-Free Short-to-Medium Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
North Carolina Tax-Free Short-to-Medium Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
North Carolina Tax-Free Short-to-Medium Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
North Carolina Tax-Free Short-to-Medium Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%
North Carolina Tax-Free Short-to-Medium Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.77%
North Carolina Tax-Free Short-to-Medium Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
North Carolina Tax-Free Short-to-Medium Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
North Carolina Tax-Free Short-to-Medium Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
North Carolina Tax-Free Short-to-Medium Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
North Carolina Tax-Free Short-to-Medium Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
North Carolina Tax-Free Short-to-Medium Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Tennessee Tax-Free Income Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Tennessee Tax-Free Income Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.23%
Tennessee Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Tennessee Tax-Free Income Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Tennessee Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Tennessee Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
Tennessee Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Tennessee Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.74%
Tennessee Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Tennessee Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Tennessee Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Tennessee Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Tennessee Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Tennessee Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tennessee Tax-Free Short-to-Medium Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.26%
Tennessee Tax-Free Short-to-Medium Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
Tennessee Tax-Free Short-to-Medium Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.74%
Tennessee Tax-Free Short-to-Medium Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Tennessee Tax-Free Short-to-Medium Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Tennessee Tax-Free Short-to-Medium Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Tennessee Tax-Free Short-to-Medium Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
Tennessee Tax-Free Short-to-Medium Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Intermediate Government Bond Series | AaaAAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Intermediate Government Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Intermediate Government Bond Series | Federal National Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Intermediate Government Bond Series | Federal Farm Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Intermediate Government Bond Series | Federal Home Loan Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Intermediate Government Bond Series | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.73%
Taxable Municipal Bond Series | AaAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.29%
Taxable Municipal Bond Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Taxable Municipal Bond Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Taxable Municipal Bond Series | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Taxable Municipal Bond Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Taxable Municipal Bond Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Taxable Municipal Bond Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.73%
Taxable Municipal Bond Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
Taxable Municipal Bond Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Taxable Municipal Bond Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.99%
Taxable Municipal Bond Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Taxable Municipal Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Taxable Municipal Bond Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Taxable Municipal Bond Series | Turnpikes/Toll Roads/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Taxable Municipal Bond Series | Marina/Port Authority Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%